Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	$ 2,163	$ 2,222
Arising (released) during the year	1,911	1,059	$ 364
ACP retirement provision at acquisition date	593
Released (used) during the year	(333)	0	(124)
Released (unused) during the year	768	1,118	291
Total, end of period	3,566	2,163	2,222
Current	1,454	763	0
Non current	2,112	1,400	2,222
Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			2,273
Current				$ 77
Non current				$ 2,196
Post- employment benefits
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	628	764
Arising (released) during the year	477	132	107
ACP retirement provision at acquisition date	593
Released (used) during the year	0	0	(48)
Released (unused) during the year	417	268	0
Total, end of period	1,281	628	764
Post- employment benefits | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			705
Other provisions
Reconciliation of changes in other provisions [abstract]
Total, beginning of period	1,535	1,458
Arising (released) during the year	1,434	927	257
ACP retirement provision at acquisition date	0
Released (used) during the year	(333)	0	(76)
Released (unused) during the year	351	850	291
Total, end of period	$ 2,285	$ 1,535	1,458
Other provisions | Previously stated
Reconciliation of changes in other provisions [abstract]
Total, beginning of period			$ 1,568